Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 21, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following tables and related disclosure to illustrate the relationship between executive compensation “actually paid” (as calculated herein) and certain measures of our financial performance.
Pay Versus Performance

Year	Compensation Table Total for PEO - David Lowery(1)	Compensation Table Total for PEO - Robert G. Russell(1)	Compensation Actually Paid to PEO - David Lowery(1)(3)	Compensation Actually Paid to PEO - Robert G. Russell(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:	Net (loss) Income (thousands)
							Total Shareholder Return
2024	$415,705	$—	$634,416	$—	$510,369	$504,892	$15.20	$(39,882,000)
2023	$434,296	$274,285	$373,729	$274,285	$324,099	$324,099	$26.88	$(4,179,000)
2022	$—	$510,787	$—	$510,787	$286,529	$271,799	$59.38	$6,161,000

(1)
David Lowery served as our Director, President and Chief Executive Officer (PEO) for fiscal year ended December 31, 2024. Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023. On the same day, David Lowery was appointed to replace Mr. Russell as Director, President and Chief Executive Officer (PEO). Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) for fiscal year ended December 31, 2022.

(2)
Joseph D. Perillo, Alfred Botta and Thomas Slater were our non-PEO NEOs for fiscal year ended December 31, 2024. Michael A. Carrazza, Joseph D. Perillo and Alfred Botta were our non-PEO NEOs for fiscal year ended December 31, 2023. Michael A. Carrazza, Joseph D. Perillo and David Lowery were our non-PEO NEOs for fiscal year ended December 31, 2022.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2024			2023			2022
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$415,705	$—	$510,369	$434,296	$274,285	$324,099	$510,787	$286,529
(Subtract): value of stock award included in the SCT	(31,440)	—	(8,333)	(31,440)	—	—	—	(10,480)
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	250,002	—	3,334	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	—	—	853	—	—	—	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	(5,671)	—	(3,186)	(40,618)	—	—	—	(14,850)
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	5,820	—	1,855	11,491		—	—	10,600
Compensation Actually Paid	634,416	—	504,892	373,729	274,285	324,099	510,787	271,799

Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023. On the same day, David Lowery was appointed to replace Mr. Russell as Director, President and Chief Executive Officer (PEO).

Named Executive Officers, Footnote
(1)
David Lowery served as our Director, President and Chief Executive Officer (PEO) for fiscal year ended December 31, 2024. Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023. On the same day, David Lowery was appointed to replace Mr. Russell as Director, President and Chief Executive Officer (PEO). Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) for fiscal year ended December 31, 2022.

(2)
Joseph D. Perillo, Alfred Botta and Thomas Slater were our non-PEO NEOs for fiscal year ended December 31, 2024. Michael A. Carrazza, Joseph D. Perillo and Alfred Botta were our non-PEO NEOs for fiscal year ended December 31, 2023. Michael A. Carrazza, Joseph D. Perillo and David Lowery were our non-PEO NEOs for fiscal year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2024			2023			2022
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$415,705	$—	$510,369	$434,296	$274,285	$324,099	$510,787	$286,529
(Subtract): value of stock award included in the SCT	(31,440)	—	(8,333)	(31,440)	—	—	—	(10,480)
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	250,002	—	3,334	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	—	—	853	—	—	—	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	(5,671)	—	(3,186)	(40,618)	—	—	—	(14,850)
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	5,820	—	1,855	11,491		—	—	10,600
Compensation Actually Paid	634,416	—	504,892	373,729	274,285	324,099	510,787	271,799

Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023. On the same day, David Lowery was appointed to replace Mr. Russell as Director, President and Chief Executive Officer (PEO).

Non-PEO NEO Average Total Compensation Amount			$ 510,369	$ 324,099	$ 286,529
Non-PEO NEO Average Compensation Actually Paid Amount			$ 504,892	324,099	271,799
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. For each of the years presented, the following table sets forth the adjustments made to arrive at compensation “actually paid” to our NEOs during each of the years presented. All amounts are rounded to the nearest dollar.

Compensation “Actually Paid” Calculation

	2024			2023			2022
Equity Award Adjustments to Determine Compensation “Actually Paid” ($)	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO – David Lowery	PEO – Robert G. Russell	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Compensation reported in the Summary Compensation Table (SCT)	$415,705	$—	$510,369	$434,296	$274,285	$324,099	$510,787	$286,529
(Subtract): value of stock award included in the SCT	(31,440)	—	(8,333)	(31,440)	—	—	—	(10,480)
Add: fair value of unvested equity awards held as of the end of the covered fiscal year	250,002	—	3,334	—	—	—	—
Add: fair value of granted and vested equity held as of the end of the covered fiscal year	—	—	853	—	—	—	—	—
Add (or Subtract): change in fair value of the unvested equity award from the prior fiscal year to the end of the covered fiscal year	(5,671)	—	(3,186)	(40,618)	—	—	—	(14,850)
Add (or Subtract): change in fair value of the vested equity award from the prior fiscal year to the date on which the equity award vested in the covered fiscal year	5,820	—	1,855	11,491		—	—	10,600
Compensation Actually Paid	634,416	—	504,892	373,729	274,285	324,099	510,787	271,799

Robert G. Russell served as our Director, President and Chief Executive Officer (PEO) until April 21, 2023. On the same day, David Lowery was appointed to replace Mr. Russell as Director, President and Chief Executive Officer (PEO).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 15.2	26.88	59.38
Net Income (Loss)			$ (39,882,000)	(4,179,000)	$ 6,161,000
PEO Name	Robert G. Russell	David Lowery	David Lowery		Robert G. Russell
David Lowery [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 415,705	434,296	$ 0
PEO Actually Paid Compensation Amount			634,416	373,729	0
Robert G. Russell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	274,285	510,787
PEO Actually Paid Compensation Amount			0	274,285	510,787
PEO | David Lowery [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,440)	(31,440)
PEO | David Lowery [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			250,002	0
PEO | David Lowery [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,671)	(40,618)
PEO | David Lowery [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | David Lowery [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,820	11,491
PEO | Robert G. Russell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Robert G. Russell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Robert G. Russell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Robert G. Russell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Robert G. Russell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,333)	0	(10,480)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,334	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,186)	0	(14,850)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			853	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,855	$ 0	$ 10,600